Document and Entity Information	Aug. 25, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001819810
Document Type	8-K
Document Period End Date	Aug. 25, 2021
Entity Registrant Name	GENESIS PARK ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-39733
Entity Tax Identification Number	98-1550429
Entity Address, Address Line One	2000 Edwards Street
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77007
City Area Code	(713)
Local Phone Number	489-4650
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Half Of One Redeemable Warrant 3 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Trading Symbol	GNPK.U
Security Exchange Name	NYSE
Class A Ordinary Shares Par Value 0.0001 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	GNPK
Security Exchange Name	NYSE
Redeemable Warrants Each Exercisable For One Class A Ordinary Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each exercisable for one Class A Ordinary Share
Trading Symbol	GNPK WS
Security Exchange Name	NYSE